Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	$ (3,549)	$ 7,335	$ (1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	3,549	(7,335)	1,167
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	(3,549)	7,335	(1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ 3,549	$ (7,335)	$ 1,167
Hedged Item	Fixed rate debt	Fixed rate debt